Revenue (Details) - Schedule of Revenue	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Revenue [Abstract]
Sale of goods	$ 3,301,887	$ 2,258,491	$ 2,327,058	$ 3,578,603